Sterling Capital Behavioral Large Cap Value Equity Fund
1
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 99.4%
Aerospace & Defense — 1.2%
850
Lockheed Martin Corp. .............
$ 391,323
Air Freight & Logistics — 1.6%
2,050
FedEx Corp. .....................
508,195
Automobiles — 2.0%
7,500
Ford Motor Co. ...................
113,475
13,275
General Motors Co. ................
511,884
625,359
Banks — 6.7%
11,175
Citigroup, Inc. ....................
514,497
7,750
JPMorgan Chase & Co. .............
1,127,160
13,200
New York Community Bancorp, Inc. ....
148,368
9,250
U.S. Bancorp .....................
305,620
2,095,645
Biotechnology — 5.1%
2,800
AbbVie, Inc. .....................
377,244
1,200
Amgen, Inc. ......................
266,424
1,175
Biogen, Inc.(a) ....................
334,699
7,050
Gilead Sciences, Inc. ...............
543,343
125
Regeneron Pharmaceuticals, Inc.(a) .....
89,818
1,611,528
Capital Markets — 3.9%
875
Affiliated Managers Group, Inc. .......
131,154
525
Ameriprise Financial, Inc. ............
174,384
4,050
Bank of New York Mellon Corp. (The) ...
180,306
13,100
Blue Owl Capital, Inc. ..............
152,615
900
Evercore, Inc., Class A ..............
111,231
2,150
Interactive Brokers Group, Inc., Class A ..
178,600
8,750
Invesco, Ltd. .....................
147,087
5,175
Janus Henderson Group PLC .........
141,019
1,216,396
Construction Materials — 0.6%
1,050
Eagle Materials, Inc. ................
195,741
Consumer Finance — 0.9%
8,850
SLM Corp. ......................
144,432
4,400
Synchrony Financial ................
149,248
293,680
Consumer Staples Distribution & Retail — 0.8%
3,700
Kroger Co. (The) ..................
173,900
1,600
U.S. Foods Holding Corp.(a) ..........
70,400
244,300
Containers & Packaging — 0.4%
5,725
Graphic Packaging Holding Co. .......
137,572
Diversified Consumer Services — 0.5%
400
Grand Canyon Education, Inc.(a) .......
41,284
3,700
H&R Block, Inc. ..................
117,919
159,203
Shares Fair Value
COMMON STOCKS — (continued)
Diversified Telecommunication Services — 1.8%
35,675
AT&T, Inc. ......................
$ 569,016
Electric Utilities — 3.7%
3,550
Duke Energy Corp. ................
318,577
2,125
Edison International ................
147,581
18,600
PG&E Corp.(a) ...................
321,408
1,750
Pinnacle West Capital Corp. ..........
142,555
3,450
Southern Co. (The) .................
242,363
1,172,484
Electronic Equipment, Instruments &
Components — 1.0%
1,625
Jabil, Inc. .......................
175,386
4,450
Vontier Corp. .....................
143,335
318,721
Financial Services — 4.3%
5,450
Apollo Global Management, Inc. .......
418,614
7,800
Corebridge Financial, Inc. ............
137,748
4,200
Fiserv, Inc.(a) .....................
529,830
27,075
UWM Holdings Corp. ..............
151,620
1,825
Voya Financial, Inc. ................
130,871
1,368,683
Food Products — 0.5%
2,150
General Mills, Inc. .................
164,905
Health Care Providers & Services — 7.9%
5,400
Centene Corp.(a) ..................
364,230
1,750
Cigna Group (The) .................
491,050
3,225
CVS Health Corp. .................
222,944
924
Elevance Health, Inc. ...............
410,524
1,575
HCA Healthcare, Inc. ...............
477,981
1,199
McKesson Corp. ..................
512,345
2,479,074
Hotels, Restaurants & Leisure — 2.1%
150
Booking Holdings, Inc.(a) ............
405,050
2,375
Boyd Gaming Corp. ................
164,754
425
Marriott International, Inc., Class A .....
78,068
647,872
Household Durables — 2.1%
3,650
DR Horton, Inc. ...................
444,168
325
Lennar Corp., Class A ..............
40,726
2,300
Toll Brothers, Inc. .................
181,861
666,755
Household Products — 0.5%
1,125
Kimberly-Clark Corp. ...............
155,318
Independent Power and Renewable Electricity
Producers — 0.5%
5,725
Vistra Corp. ......................
150,281
Insurance — 4.7%
7,025
Aflac, Inc. .......................
490,345

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Insurance — (continued)
2,100
American International Group, Inc. .....
$ 120,834
7,400
MetLife, Inc. .....................
418,322
2,025
Prudential Financial, Inc. ............
178,645
700
Reinsurance Group of America, Inc. ....
97,083
3,875
Unum Group .....................
184,838
1,490,067
Interactive Media & Services — 1.4%
1,500
Meta Platforms, Inc., Class A(a) .......
430,470
Machinery — 7.4%
2,300
Allison Transmission Holdings, Inc. .....
129,858
1,775
Caterpillar, Inc. ...................
436,739
725
Cummins, Inc. ....................
177,741
950
Deere & Co. .....................
384,930
6,175
PACCAR, Inc. ....................
516,539
1,350
Parker-Hannifin Corp. ..............
526,554
550
Snap-on, Inc. .....................
158,504
2,330,865
Media — 2.9%
16,050
Comcast Corp., Class A .............
666,877
2,325
Interpublic Group of Cos., Inc. (The) ....
89,699
1,775
Omnicom Group, Inc. ...............
168,891
925,467
Metals & Mining — 4.3%
3,000
Nucor Corp. .....................
491,940
675
Reliance Steel & Aluminum Co. .......
183,323
5,375
Southern Copper Corp. ..............
385,603
1,400
Steel Dynamics, Inc. ................
152,502
5,425
U.S. Steel Corp. ...................
135,679
1,349,047
Oil, Gas & Consumable Fuels — 7.9%
10,450
Exxon Mobil Corp. ................
1,120,763
4,125
Marathon Petroleum Corp. ...........
480,975
4,800
Phillips 66 .......................
457,824
3,800
Valero Energy Corp. ................
445,740
2,505,302
Passenger Airlines — 1.1%
1,550
Copa Holdings SA, Class A ..........
171,399
3,300
United Airlines Holdings, Inc.(a) .......
181,071
352,470
Personal Care Products — 0.5%
13,825
Coty, Inc., Class A(a) ...............
169,909
Pharmaceuticals — 3.9%
8,775
Bristol-Myers Squibb Co. ............
561,161
5,800
Merck & Co., Inc. .................
669,262
1,230,423
Professional Services — 0.5%
1,400
Science Applications International Corp. .
157,472
Shares Fair Value
COMMON STOCKS — (continued)
Retail REITs — 3.0%
6,250
Realty Income Corp. ...............
$ 373,688
3,875
Simon Property Group, Inc. ..........
447,485
3,000
Spirit Realty Capital, Inc. ............
118,140
939,313
Semiconductors & Semiconductor Equipment
— 4.9%
1,225
Analog Devices, Inc. ...............
238,642
2,900
Applied Materials, Inc. ..............
419,166
476
Broadcom, Inc. ...................
412,897
5,275
Microchip Technology, Inc. ...........
472,587
1,543,292
Software — 1.8%
4,800
Oracle Corp. .....................
571,632
Specialized REITs — 1.3%
3,150
EPR Properties ...................
147,420
2,450
Gaming & Leisure Properties, Inc. ......
118,727
5,175
VICI Properties, Inc. ...............
162,650
428,797
Specialty Retail — 2.2%
775
AutoNation, Inc.(a) ................
127,573
150
AutoZone, Inc.(a) ..................
374,004
1,200
Penske Automotive Group, Inc. ........
199,956
701,533
Technology Hardware, Storage & Peripherals
— 0.5%
4,525
HP, Inc. .........................
138,963
Tobacco — 3.0%
11,500
Altria Group, Inc. ..................
520,950
4,450
Philip Morris International, Inc. ........
434,409
955,359
Total Common Stocks
(Cost $27,804,661) ............... 31,392,432
MONEY MARKET FUND — 0.4%
136,467
Federated Treasury Obligations Fund,
Institutional Shares, 4.95%(b) .......
136,467
Total Money Market Fund
(Cost $136,467) ................. 136,467
Total Investments — 99.8%
(Cost $27,941,128) ............................ 31,528,899
Net Other Assets (Liabilities) — 0.2% ............... 52,497
NET ASSETS — 100.0% .......................
$ 31,581,396
(a) Represents non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Large Cap Value Equity Fund
June 30, 2023 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Large Cap Value Equity Fund — (continued)
June 30, 2023 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2023 , there were no significant changes to the valuation policies and procedures.
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2023 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund ... $ 31,528,899(a) $ — $ — $ 31,528,899
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.